                       SUPPLEMENT DATED NOVEMBER 20, 2009
             TO THE PROSPECTUSES DATED MAY 1, 2009, AS AMENDED, FOR

               NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2009 prospectus (the "Prospectus") for the above referenced New York Life variable universal life insurance policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to (i) note the subadviser and portfolio name changes for the MainStay VP Capital Appreciation portfolio, and (ii) note the addition of Epoch Investment Partners, Inc. as co-subadviser for the MainStay VP Total Return portfolio, and the portfolio name change.

     Keeping these purposes in mind, please note the following:

     I. MAINSTAY VP CAPITAL APPRECIATION

     All references in the Prospectus to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.

     The entry for the "MainStay VP Capital Appreciation -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Growth Equity         Subadviser: Madison Square         -   Seeks long-term growth of
  -- Initial Class                Investors LLC                          capital. Dividend income, if
                                                                         any, is an incidental
                                                                         consideration.


-----------------------------------------------------------------------------------------------------



     II. MAINSTAY VP TOTAL RETURN

     All references in the Prospectus to the "MainStay VP Total Return" portfolio should be deleted and replaced with "MainStay VP Income Builder" portfolio.

     The entry for the "MainStay VP Total Return -- Initial Class" portfolio in the table entitled "Funds and Eligible Portfolios" is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Income Builder        Subadvisers: Epoch Investment      -   Seeks to realize current
  -- Initial Class                Partners, Inc. and MacKay              income consistent with
                                                                         reasonable opportunity for
                                                                         future growth of capital and
                                                                         income.


-----------------------------------------------------------------------------------------------------



                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010